Regulatory Capital Requirements	12 Months Ended
Mar. 31, 2024
Broker-Dealer, Net Capital Requirement, SEC Regulation [Abstract]
Regulatory Capital Requirements	REGULATORY CAPITAL REQUIREMENTS
Japan
MUFG, MUFG Bank, Mitsubishi UFJ Trust and Banking and Mitsubishi UFJ Securities Holdings are subject to various regulatory capital requirements promulgated by the regulatory authorities of the countries in which they operate. Failure to meet minimum capital requirements will initiate certain mandatory actions by regulators that, if undertaken, could have a direct material effect on MUFG’s consolidated financial statements.
In Japan, MUFG, MUFG Bank, and Mitsubishi UFJ Trust and Banking are subject to regulatory capital requirements promulgated by the FSA in accordance with the provisions of the Banking Law and related regulations. A banking institution is subject to the minimum capital requirements both on a consolidated basis and a stand-alone basis, and is required to maintain the minimum capital irrespective of whether it operates independently or as a subsidiary under the control of another company. When a bank holding company manages operations of its banking subsidiaries, it is required to maintain the minimum capital adequacy ratio on a consolidated basis in the same manner as its subsidiary banks. The FSA provides two sets of capital adequacy guidelines. One is a set of guidelines applicable to Japanese banks and bank holding companies with their foreign offices conducting international operations, as defined, and the other is applicable to Japanese banks and bank holding companies that are not engaged in international operations conducted by their foreign offices.
The Basel Committee on Banking Supervision (“BCBS”) of the Bank for International Settlements (“BIS”) sets capital adequacy standards for all internationally active banks to ensure minimum levels of capital.
The Group of Central Bank Governors and Heads of Supervision reached an agreement on the new global regulatory framework, which has been referred to as “Basel III,” in July and September 2010. In December 2010, the Basel Committee agreed on the details of the Basel III rules. Effective as of March 31, 2013, Basel III was adopted by the FSA with transitional measures for Japanese banking institutions with international operations conducted by their foreign offices. MUFG calculated capital ratios as of March 31, 2023 and 2024 in accordance with Basel III.
Capital Ratios
Basel III is based on “three pillars”: (1) minimum capital requirements, (2) the self-regulation of financial institutions based on supervisory review process, and (3) market discipline through the disclosure of information.
As for the denominator of the capital ratio, the Basel framework provides the following risk-based approaches and a range of options for determining risk-weighted assets.
“Credit Risk”
The Basel framework provides options for determining the risk-weighted assets for credit risk to allow banks to select approaches that are most appropriate for their level of risk assessment. Banks choose one of three approaches: “Standardized Approach,” “Foundation Internal Ratings-Based Approach” or “Advanced Internal Ratings-Based Approach (“AIRB”).”
“Market Risk”
A framework titled “Fundamental Review of the Trading Book (FRTB)” was published as a part of Basel III. This framework presents three methods for calculating capital charges on market risk: (1) the Standardized Approach (“SA”), (2) the Internal Models Approach (“IMA”), and (3) Simplified Standardized Approach (“SSA”).
“Operational Risk”
Operational risk is defined as the risk of loss resulting from inadequate or failed internal processes, people and systems or from external events. The Basel framework presents the Standardized Measurement Approach for calculating operational risk capital charges.
Banks need to obtain approval from their supervisors prior to adopting the following approaches to calculate capital requirements for each risk:
•the Advanced Internal Ratings-Based Approach for credit risk
•the Internal Models Approach for market risk
•the Standardized Measurement Approach for operational risk
With approval from the FSA, MUFG and most of its major subsidiaries adopt AIRB to calculate capital requirements for credit risk. For market risk, MUFG and many of its major subsidiaries adopt the Standardized Approach, and some subsidiaries adopt the Simplified Standardized Approach. MUFG and its subsidiaries adopt the Standardized Measurement Approach ("SMA") to calculate capital requirements for operational risk.
The MUFG Group’s proprietary assets do not include trust assets under management and administration in a capacity of agent or fiduciary and, accordingly trust account assets are generally not included in the capital measure. However, guarantees for trust principal are counted as off-balance sheet items requiring a capital charge in accordance with the capital adequacy guidelines.
On the other hand, as for the numerator of the capital ratio, there are three primary regulatory capital ratios used to assess capital adequacy, Common Equity Tier 1, Tier 1 and Total capital ratios, which are determined by dividing applicable capital components by risk-weighted assets. Tier 1 capital consists of Common Equity Tier 1 capital and Additional Tier 1 capital. Common Equity Tier 1 capital is primarily consisting of common stock, capital surplus, retained earnings, and Accumulated OCI. Regulatory adjustments including certain intangible fixed assets, such as goodwill, and defined-benefit pension fund assets, are made to Common Equity Tier 1. Additional Tier 1 capital generally consists of Basel III compliant preferred securities.
Tier 2 capital generally consists of Basel III compliant subordinated debts, certain allowances for credit losses, and noncontrolling interests in subsidiaries’ Tier 2 instruments. Total capital is defined as the sum of Tier 1 and Tier 2 capital.
Effective March 31, 2016, the FSA’s capital conservation buffer, countercyclical buffer and the Global Systemically Important Bank (“G-SIB”), as designated by the FSB, surcharge requirements became applicable to Japanese banking institutions with international operations conducted through foreign offices. The requirements had been phased in and fully implemented as of March 31, 2023. In addition to the 4.50% minimum Common Equity Tier 1 capital ratio, MUFG is required to maintain a capital conservation buffer of 2.5% and a G-SIB surcharge of 1.5% as of March 31, 2023 and 2024, and a countercyclical buffer of 0.04% and 0.16% as of March 31, 2023 and 2024, respectively.
Leverage Ratios
The leverage ratio is designed for monitoring and preventing the build-up of excessive leverage in the banking sector and is expressed as the ratio of Tier 1 capital to both on and off-balance sheet assets adjusted in accordance with the FSA guidance. In December 2017, the Group of Central Bank Governors and Heads of Supervision announced final Basel III reforms. The announced reforms include revisions to the measurement of the leverage ratio and a 3% minimum leverage ratio requirement, plus a G-SIB leverage ratio buffer equal to 50% of the applicable G-SIB capital surcharge. The announcement sets forth implementation dates of January 1, 2018 for the minimum leverage ratio requirement and January 1, 2022 for the G-SIB leverage ratio buffer requirement. Effective as of March 31, 2019, the minimum leverage ratio requirement was adopted by the FSA. In addition, effective as of March 31, 2023, a leverage ratio buffer set at 50% of a G-SIB surcharge, which is 0.75% for MUFG, was adopted by the FSA. On November 11, 2022, the FSA announced that the applicable minimum leverage ratio requirement including the applicable minimum leverage ratio buffer requirement is raised from 3.00% plus a G-SIB leverage ratio buffer set at 50% of a G-SIB surcharge to 3.15% plus a G-SIB leverage ratio buffer set at 50% of a G-SIB surcharge plus 0.05% on and after April 1, 2024, while deposits with the Bank of Japan will continue to be excluded from the leverage exposure for the purpose of the calculation of the leverage ratio, in light of exceptional macroeconomic conditions and other circumstances.
The risk-adjusted capital amounts and ratios, and leverage ratios, of MUFG, MUFG Bank and Mitsubishi UFJ Trust and Banking presented in the following table are based on amounts calculated in accordance with Japanese GAAP as required by the FSA.

	Actual		For capital adequacy purposes
	Amount	Ratio	Amount	Ratio
	(in millions, except percentages)
Consolidated:
At March 31, 2023:
Total capital (to risk-weighted assets):
MUFG(1)	¥17,166,109	13.91%	¥14,852,953	12.04%
BK	14,207,818	12.58	9,029,639	8.00
TB	2,041,563	20.67	790,026	8.00
Tier 1 capital (to risk-weighted assets):
MUFG(1)	14,863,717	12.04	12,385,685	10.04
BK	12,469,254	11.04	6,772,229	6.00
TB	1,770,924	17.93	592,519	6.00
Common Equity Tier 1 capital (to risk-weighted assets):
MUFG(1)	13,280,842	10.76	10,535,234	8.54
BK	11,172,146	9.89	5,079,172	4.50
TB	1,620,889	16.41	444,389	4.50
Leverage ratio:
MUFG(2)	14,863,717	4.70	11,851,297	3.75
BK	12,469,254	4.75	7,867,085	3.00
TB	1,770,924	7.29	728,488	3.00

At March 31, 2024:
Total capital (to risk-weighted assets):
MUFG(1)	¥19,817,830	17.82%	¥13,517,077	12.16%
BK	15,915,058	18.11	7,026,643	8.00
TB	2,121,699	20.42	830,995	8.00
Tier 1 capital (to risk-weighted assets):
MUFG(1)	17,479,730	15.72	11,293,874	10.16
BK	14,153,613	16.11	5,269,982	6.00
TB	1,852,135	17.83	623,247	6.00
Common Equity Tier 1 capital (to risk-weighted assets):
MUFG(1)	15,041,314	13.53	9,626,471	8.66
BK	12,126,413	13.80	3,952,486	4.50
TB	1,616,473	15.56	467,435	4.50
Leverage ratio:
MUFG(2)	17,479,730	5.19	12,615,964	3.75
BK	14,153,613	5.23	8,104,067	3.00
TB	1,852,135	6.34	876,017	3.00

	Actual		For capital adequacy purposes
	Amount	Ratio	Amount	Ratio
	(in millions, except percentages)
Stand-alone:
At March 31, 2023:
Total capital (to risk-weighted assets):
BK	¥11,115,302	10.71%	¥8,295,019	8.00%
TB	2,131,007	19.60	869,700	8.00
Tier 1 capital (to risk-weighted assets):
BK	9,644,128	9.30	6,221,264	6.00
TB	1,861,150	17.11	652,275	6.00
Common Equity Tier 1 capital (to risk-weighted assets):
BK	8,410,290	8.11	4,665,948	4.50
TB	1,711,650	15.74	489,206	4.50
Leverage ratio:
BK	9,644,128	4.02	7,183,295	3.00
TB	1,861,150	8.15	684,297	3.00
At March 31, 2024:
Total capital (to risk-weighted assets):
BK	¥12,279,192	16.29%	¥6,029,065	8.00%
TB	2,209,640	19.03	928,478	8.00
Tier 1 capital (to risk-weighted assets):
BK	10,839,039	14.38	4,521,799	6.00
TB	1,941,116	16.72	696,359	6.00
Common Equity Tier 1 capital (to risk-weighted assets):
BK	8,872,411	11.77	3,391,349	4.50
TB	1,707,616	14.71	522,269	4.50
Leverage ratio:
BK	10,839,039	4.50	7,221,205	3.00
TB	1,941,116	7.09	821,320	3.00

Notes:
(1)Effective March 31, 2016, the FSA’s capital conservation buffer, countercyclical buffer and G-SIB surcharge requirements became applicable to Japanese banking institutions with international operations conducted through foreign offices. As a result, in addition to the 4.50% minimum Common Equity Tier 1 capital ratio, MUFG is required to maintain a capital conservation buffer of 2.5% and a G-SIB surcharge of 1.5% as of March 31, 2023 and 2024, and the countercyclical buffer of 0.04% and 0.16% as of March 31, 2023 and 2024, respectively.
(2)Effective March 31, 2023, the G-SIB leverage ratio buffer requirement became applicable to Japanese banking institutions with international operations conducted through foreign offices. As a result, in addition to the 3.0% minimum leverage ratio, MUFG is required to maintain a G-SIB leverage ratio buffer of 0.75% as of March 31, 2023 and 2024.
Mitsubishi UFJ Morgan Stanley Securities and other securities subsidiaries in Japan and overseas are also subject to regulatory capital requirements of the countries or jurisdictions in which they operate. In Japan, the Financial Instruments and Exchange Act and related ordinance require financial instruments firms to maintain a minimum capital ratio of 120% calculated as a percentage of capital accounts less certain fixed assets, as determined in accordance with Japanese GAAP, against amounts equivalent to market, counterparty credit and operational risks. Specific guidelines are issued as a ministerial ordinance which details the definition of essential components of the capital ratios, including capital, deductible fixed asset items and risks, and related measures. Failure to maintain a minimum capital ratio will trigger mandatory regulatory actions. A capital ratio of less than 140% will call for regulatory reporting and a capital ratio of less than 100% may lead to a suspension of all or part of the business for a period of time and cancellation of a registration.
At March 31, 2023, Mitsubishi UFJ Morgan Stanley Securities’s capital accounts less certain fixed assets of ¥550,276 million on a stand-alone basis were 310.9% of the total amounts equivalent to market, counterparty credit and operational risks. At March 31, 2024, its capital accounts less certain fixed assets of ¥537,309 million on a stand-alone basis, are 305.2% of the total amounts equivalent to market, counterparty credit and operational risks.
Management believes, as of March 31, 2024, that MUFG, MUFG Bank, Mitsubishi UFJ Trust and Banking, Mitsubishi UFJ Morgan Stanley Securities and other regulated securities subsidiaries met all capital adequacy requirements to which they are subject.